Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 11, 2011
Document And Entity Information
Entity Registrant Name	Command Center, Inc.
Entity Central Index Key	0001140102
Document Type	10-Q
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		57,570,368
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011